Private Placement Warrants (Details) - CIK 0001822888 Virtuoso Acquisition Corp [Member] - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Private Placement Warrants (Details) [Line Items]
Percentage of redeem public shares	100.00%	100.00%
Private Placement Warrants [Member]
Private Placement Warrants (Details) [Line Items]
Purchased aggregate shares	6,000,000	6,600,000
Price per unit	$ 1.00	$ 1.00
Gross proceeds	$ 6,000,000	$ 6,600,000
Sale of stock, description		each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from this offering to be held in the Trust Account.